Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS
September 30, 2022

Shares					Fair Value
	PRIVATE INVESTMENTS — 7.8%
	BUSINESS DEVELOPMENT COMPANY – 4.2%
97,064	MSC Income Fund, Inc. (a)(c)(d)				$ 745,792

	PRIVATE INVESTMENT FUNDS - 3.6%
10,752	Walton Sherwood Acres(a)(c)(d)(g)				52,792
19,855	Walton US LAND 2 LP (a)(c)(d)(g)				169,760
37,655	Walton US Land Fund 3 LP(a)(c)(d)(g)				266,222
10,752	Walton US Land Fund REIT(a)(c)(d)(g)				151,818
					640,592
	TOTAL PRIVATE INVESTMENTS (Cost - $1,603,158)				1,386,384

	REAL ESTATE INVESTMENT TRUSTS - 18.7%
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 18.7%
106,383	American Healthcare REIT(a)(c)(d)				714,289
103,002	Griffin Realty Trust, Inc. (a)(c)(d)				764,275
170,164	HGR Liquidating Trust (a)(c)(d)				6,807
125,573	SmartShop Self Storage REIT, Inc. (a)(c)(d)				1,843,678
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $4,786,435)				3,329,049

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date
	STRUCTURED NOTES - 63.1%
	AIRLINES - 2.9%
500,000	HSBC USA, Inc. Callable Structured Note (b)(e)	American Airlines Group, Inc.	25.68	1/11/2024	515,750

	APPLICATION SOFTWARE - 5.4%
500,000	HSBC USA, Inc. Callable Structured Note (b)(e)	Asana, Inc.	25.65	1/10/2023	216,300
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Shopify, Inc.	24.00	6/12/2023	330,250
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Snowflake, Inc.	22.50	5/26/2023	412,500
					959,050
	APPAREL & FOOTWEAR WHOLESELLERS - 2.6%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Crocs, Inc.	22.45	12/18/2023	466,850

	AUTOMOBILES - 6.1%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Xpeng, Inc.	19.75	10/25/2022	131,600
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Tesla, Inc.	23.50	9/27/2023	479,150
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Avis Budget Group, Inc.	24.75	3/18/2024	470,700
					1,081,450
	AUTOMOTIVE RETAILERS - 0.5%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Carvana Co.	30.75	4/26/2023	95,000

	BIOTECH - 2.3%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (b)(e)	Moderna, Inc.	23.37	6/26/2023	415,900

	COMPUTER HARDWARE & STORAGE - 2.4%
500,000	Royal Bank of Canada Callable Structured Note (b)(e)	NVIDIA Corp.	19.50	1/25/2024	428,400

	EDUCATIONAL SERVICES - 2.3%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	XP, Inc.	21.80	7/10/2023	408,050

	FOOD & DRUG STORES - 0.5%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	GoodRx Holdings, Inc.	18.00	2/16/2023	80,500

	HOME PRODUCTS STORES - 2.3%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (b)(e)	RH	23.20	3/24/2023	409,850

	INFRASTRUCTURE SOFTWARE - 8.1%
750,000	BNP Paribas S.A. Callable Structured Note (b)(e)	StoneCo. Ltd.	32.80	10/11/2022	770,699
500,000	Royal Bank of Canada Callable Structured Note (b)(e)	CrowdStrike Holdings, Inc.	17.00	3/28/2023	440,600
500,000	Societe Generale S.A. Callable Structured Note (b)(e)	Ambarella, Inc.	21.50	2/6/2023	236,300
					1,447,599
	INSTITUTIONAL BROKERAGE - 1.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Coinbase Global, Inc.	28.75	11/9/2023	342,700

	INTERNET MEDIA & SERVICES - 7.9%
500,000	Credit Suisse A.G. Callable Structured Note (b)(e)	JOYY, Inc.	25.00	11/3/2023	418,450
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Airbnb, Inc.	20.75	6/21/2023	449,900
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	DoorDash, Inc.	28.50	3/3/2023	327,750
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Lyft, Inc.	18.25	2/28/2023	203,800
					1,399,900
	MORTGAGE FINANCE - 2.2%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Rocket Companies, Inc.	22.00	3/20/2023	384,150

	NON-ALCOHOLIC BEVERAGES - 2.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Celsius Holdings, Inc.	24.00	4/13/2023	526,650

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2022

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 63.1% (Continued)
	ONLINE MARKETPLACE - 4.3%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Chewy, Inc.	26.85	10/26/2023	$ 465,850
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Overstock.com, Inc.	26.10	1/18/2023	300,500
					766,350
	RENEWABLE ENERGY EQUIPMENT- 2.5%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Plug Power, Inc.	28.50	4/10/2023	453,550

	SPECIALTY ONLINE RETAILERS - 1.8%
500,000	Credit Suisse A.G. Callable Structured Note (b)(e)	Revolve Group, Inc.	25.00	4/28/2023	316,000

	SPORTING GOODS - 0.6%
500,000	UBS A.G. Callable Structured Note (b)(e)	Peloton Interactive, Inc.	27.75	4/17/2023	113,050

	STEEL PRODUCERS - 2.1%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (b)(e)	Cleveland-Cliffs, Inc.	19.70	12/5/2023	373,950

	TRAVEL SERVICES - 1.5%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Virgin Galactic Holdings, Inc.	38.25	4/11/2023	263,150

	TOTAL STRUCTURED NOTES (Cost $15,750,000)				11,247,849
Shares
	SHORT-TERM INVESTMENT - 10.9%
	MONEY MARKET FUND - 10.9%
1,943,770	First American Government Obligations Fund Class X, 2.77% (f)				1,943,770
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,943,770)

	TOTAL INVESTMENTS - 100.5% (Cost - $24,083,363)				$ 17,907,052
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				(91,297)
	NET ASSETS - 100.00%				$ 17,815,755

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Fixed contingent rate security.
(c)	Illiquid security. Total illiquid securities represents 26.5% of net assets as of September 30, 2022.
(d)	Fair Value estimated using fair value procedures adopted by the Board of Trustees. Total Value of such securities is $4,715,433 or 26.5% of net assets as of September 30, 2022.
(e)	The notes will pay a Contingent Coupon on each monthly/quarterly Observation Date if the closing price of the Reference Asset on the Observation Date is greater than its Coupon Barrier. However, if the closing price of the Reference Asset is less than or equal to its Coupon Barrier on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(g)	Restricted securities.